Trade and Other Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [line items]
Deferred income current and non current classified as held for sale	£ 340	£ 330
Disposal groups classified as held for sale [member]
Trade and other payables [line items]
Accruals current and non current classified as held for sale	0	0
Deferred income current and non current classified as held for sale	£ 0	£ 0